Interest Expense and Other Income (First Aviation Services, Inc. [Member])	12 Months Ended
Dec. 31, 2011
First Aviation Services, Inc. [Member]
Interest Expense and Other Income
10. Interest Expense and Other Income

The components primarily relate to interest expense on debt, $700 payment received in 2011 as final settlement of a dispute as discussed in Note 12 and foreign exchange transaction loss from Canadian functional currency (API Ltd.). Effective February 1, 2008, the Company's Board of Directors authorized that $2,000 of intercompany debt from API Ltd. to API be considered as "long-term investment" and, as such, foreign exchange transaction adjustments are included in Other Comprehensive Income (reported in Stockholders' Equity).